Summary of Share Repurchases (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Share Repurchases [Line Items]
Total number of shares repurchased	1,896,786	2,103,214		4,000,000
Dollar amount of shares repurchased	$ 35,334	$ 43,411	$ 3,869	$ 78,745
Average price paid per share	$ 18.63	$ 20.64		$ 19.69
Minimum
Share Repurchases [Line Items]
Average price paid per share	$ 15.48	$ 15.89		$ 15.48
Maximum
Share Repurchases [Line Items]
Average price paid per share	$ 21.00	$ 26.16		$ 26.16